Consolidated Statement of Comprehensive (Loss) Income - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Profit or loss [abstract]
LOSS FOR THE YEAR	$ (75,819,128)	$ (127,294,405)	$ (58,135,830)
OTHER COMPREHENSIVE INCOME (LOSS)
Exchange gain (loss) on translation of foreign operations	(167,106)	(525,878)	22,903
Digital assets revaluation gain	9,798	429,789
TOTAL COMPREHENSIVE LOSS FOR THE YEAR	(75,976,436)	(127,390,494)	(58,112,927)
Total comprehensive loss attributable to:
Total comprehensive loss	(75,153,096)	(126,848,153)	(57,693,166)
Non-controlling interests	(823,340)	(542,341)	(419,761)
Total comprehensive (loss) income attributable to Owners of the Company arising from:
Continuing operations	(75,153,096)	(131,804,561)	(56,835,612)
Discontinued operations		$ 4,956,408	$ (857,554)